Long-Term Debt - Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Unamortized debt issuance costs		$ (816,000)
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	$ (19,475,000)	(19,192,000)
Long-term debt, less current maturities	1,551,204,000	1,631,374,000
Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000,000	50,000,000
Carrying Amount [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs	(692,000)	(816,000)
Total long-term debt	1,570,679,000	1,650,566,000
Long-term Debt, Current and Noncurrent Abstract
Less: current maturities	(19,475,000)	(19,192,000)
Long-term debt, less current maturities	1,551,204,000	1,631,374,000
Total long-term debt	1,570,679,000	1,650,566,000
Carrying Amount [Member] | Centuri Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	60,627,000	57,196,000
Carrying Amount [Member] | IDRBs [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	111,879,000	141,255,000
Unsecured debt	320,909,000	370,091,000
Carrying Amount [Member] | Centuri Term Loan Facility [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	112,571,000	142,071,000
Carrying Amount [Member] | Centuri Other Debt Obligations [Member]
Debt Instrument [Line Items]
Centuri other debt obligations	25,901,000	31,128,000
Carrying Amount [Member] | Debentures [Member]
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(6,137,000)	(6,604,000)
Notes payable	901,363,000	900,896,000
Carrying Amount [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable	125,000,000	125,000,000
Carrying Amount [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Notes payable	125,000,000	125,000,000
Carrying Amount [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	250,000,000	250,000,000
Carrying Amount [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member]
Debt Instrument [Line Items]
Notes payable	250,000,000	250,000,000
Carrying Amount [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable	75,000,000	75,000,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable	25,000,000	25,000,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable	25,000,000	25,000,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	25,000,000	25,000,000
Carrying Amount [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable	7,500,000	7,500,000
Carrying Amount [Member] | Debentures [Member] | Revolving Credit Facility and Commercial Paper [Member]
Debt Instrument [Line Items]
Line of credit facility	150,000,000	150,000,000
Carrying Amount [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000,000	50,000,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000,000	50,000,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000,000	50,000,000
Carrying Amount [Member] | Variable-rate bonds [Member] | 2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Unsecured debt	50,000,000	50,000,000
Carrying Amount [Member] | Fixed-Rate Bonds [Member]
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(3,946,000)	(5,964,000)
Carrying Amount [Member] | Fixed-Rate Bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt		20,000,000
Carrying Amount [Member] | Fixed-Rate Bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Unsecured debt		31,200,000
Carrying Amount [Member] | Fixed-Rate Bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured debt	100,000,000	100,000,000
Carrying Amount [Member] | Fixed-Rate Bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured debt	24,855,000	24,855,000
Market Value [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	112,665,000	143,021,000
Centuri other debt obligations	26,059,000	31,127,000
Market Value [Member] | Centuri Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Centuri term loan/secured revolving credit facility	60,724,000	57,320,000
Market Value [Member] | Debentures [Member] | Notes, 4.45%, due 2020 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	130,273,000	133,403,000
Market Value [Member] | Debentures [Member] | Notes, 6.1%, due 2041 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	141,581,000	157,290,000
Market Value [Member] | Debentures [Member] | Notes, 3.875%, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	253,600,000	262,030,000
Market Value [Member] | Debentures [Member] | Notes, 4.875%, due 2043 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	251,483,000	280,903,000
Market Value [Member] | Debentures [Member] | 8% Series, due 2026 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	97,035,000	102,296,000
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	26,253,000	27,573,000
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.78% series, due 2022 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	29,855,000	31,144,000
Market Value [Member] | Debentures [Member] | Medium-term notes, 7.92% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	31,890,000	33,695,000
Market Value [Member] | Debentures [Member] | Medium-term notes, 6.76% series, due 2027 [Member]
Debt Instrument [Line Items]
Notes payable, fair value disclosure	8,684,000	9,156,000
Market Value [Member] | Debentures [Member] | Revolving Credit Facility and Commercial Paper [Member]
Debt Instrument [Line Items]
Line of credit facility, fair value	150,000,000	150,000,000
Market Value [Member] | Variable-rate bonds [Member] | Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000,000	50,000,000
Market Value [Member] | Variable-rate bonds [Member] | 2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000,000	50,000,000
Market Value [Member] | Variable-rate bonds [Member] | 2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	50,000,000	50,000,000
Market Value [Member] | Fixed-Rate Bonds [Member] | 5.25% 2003 Series D, due 2038 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value		20,277,000
Market Value [Member] | Fixed-Rate Bonds [Member] | 5.00% 2004 Series B, due 2033 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value		31,223,000
Market Value [Member] | Fixed-Rate Bonds [Member] | 4.85% 2005 Series A, due 2035 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	100,452,000	100,071,000
Market Value [Member] | Fixed-Rate Bonds [Member] | 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Unsecured debt, fair value	$ 25,130,000	$ 25,399,000